Grants (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Apr. 30, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
Development and testing grant		$ 3,000
Development and testing grant duration		3 years
Rresearch and development expenses offset			$ 0	$ 19	$ 175
Lump sum amount paid for research by APL	$ 4,100
Common shares issued to APL,	1,000		35,942	35,241		42,247
Royalty of net sales of licensed products	0.25%
APL [Member]
Rresearch and development expenses offset			$ 1,900